Basis of Accounting - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
	Apr. 25, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Basis of Accounting [Line Items]
Net loss		€ (73,800)
Net current assets		(12,800)
Cash and cash equivalents		10,238	€ 48,143	€ 43,198	€ 8,914
Non adjusting events after reporting period
Disclosure of Basis of Accounting [Line Items]
Cash and cash equivalents		€ 51,800
Proceeds from issuance of equity shares	€ 75,000
Proceeds from additional debt	€ 12,400